S000045240 [Member] Investment Risks - SFT Wellington Core Equity Fund	Dec. 31, 2025
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Management Risk – the risk that the Fund’s performance is primarily dependent on the investment adviser’s or investment sub-adviser’s skill in evaluating and managing the Fund’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Active Management Risk – the risk that the Fund’s investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Risk of Stock Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Investment Strategy Risk – the risk that, if the portfolio managers' investment decisions and strategy does not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the portfolio managers' judgement about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers' investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. There is no guarantee that the strategy used by the Fund will allow the Fund to achieve its investment objective.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Concentration Risk – the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund is subject to concentration risk if the Fund invests more than 25% of its total assets in a particular industry.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Currency Risk – the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund. Attempts by the Fund to minimize the effects of currency fluctuations through the use of foreign currency hedging transactions may not be successful or the Fund’s hedging transactions may cause the Fund to be unable to take advantage of a favorable change in the value of foreign currencies.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments – the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices – government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Market Risk – the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities held by a Fund are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, investor perceptions of the market and defaults or volatility in securities not held by a Fund but that impact general market trends and conditions. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by a Fund’s investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may result in the loss of money